Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and contingencies
Schedule of Future Minimum Lease Payments

The total future minimum payments under non-cancellable operating leases as of March 31, 2014 are as follows:

	March 31, 2014
	RMB	US$

Fiscal year ending March 31,
2015	1,780	286
2016	156	25
2017	72	12
Total payments	2,008	323

Schedule of Future Minimum Payments Under the Co-Operation Agreements

As of March 31, 2014, the total future minimum payments under the cooperation agreements are as follows:

	March 31, 2014
	RMB	US$

Fiscal year ending March 31,
2015	5,800	933
2016	5,800	933
2017	5,800	933
2018	5,800	933
2019	5,800	933
2020 and thereafter	71,567	11,513
Total payments	100,567	16,178